Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Useful Lives of the Assets	Depreciation is calculated on a straight-line basis, over the useful lives of the assets at annual rates as follows:
Years
Computers	3-7
Research and Development (“R&D”) equipment	6-7
Furniture and office equipment	7-14
Leasehold improvements	7-14